Related-party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Related-party Transactions

NOTE 8 – RELATED-PARTY TRANSACTIONS

As of December 31, 2014, we owed $1,320 for cash advances to the former president of Thermal Tennis. The advance was due on demand and non-interest-bearing. The advance was paid in the nine months ended September 30, 2015.

NOTE 7 – RELATED-PARTY TRANSACTIONS

During the year ended December 31, 2013, F-Squared Enterprises LLC contributed $7,488 for working capital.  F-Squared Enterprises LLC is owned 100% by Brandon Jennewine, who serves as our president, chief executive officer, and a director.  Daniel J. Rogers, who serves as our vice president, secretary/treasurer, chief financial officer, and a director contributed $2,500 for working capital.

During the year ended December 31, 2014, we received IT consulting services from Tribal Knowledge Health LLC (TK Health). TK Health is owned by Brandon Jennewine, who serves as our President, Chief Executive Officer, and a director. We paid TK Health a total of $22,512 in 2014 for its IT services.